RELATED PARTY DISCLOSURES	12 Months Ended
Sep. 30, 2025
RELATED PARTY DISCLOSURES
RELATED PARTY DISCLOSURES

18.RELATED PARTY DISCLOSURES

The Company’s related parties include its key management personnel, and any entity related to key management personnel that has transactions with the Company. Key management personnel are those persons having the authority and responsibility for planning, directing, and controlling the activities of the Company, directly or indirectly.

During the year ended September 30, 2025, the Company paid $15,300, (2024 - $111,100) for consulting services provided by the previous chairman (Antanas Guoga). At September 30, 2025, there is $nil (2024 - $9,897) of accounts payable to this related party. During 2025, this individual provided a $25 million dollar credit facility to the Company, of which $16,387,090 had been advanced as at September 30, 2025 (see note 11). On July 21, 2025, the Company announced that this individual stepped down from being chairman of the board and took the role as a strategic advisor.

During the year ended September 30, 2025, the Company paid $12,000 (2024 - $nil) in directors fees to a director (Luis Berruga). At September 30, 2025, there is $nil (2024 - $nil) of accounts payable to this related party. On July 21, 2025, the Company announced on that this individual was appointed as chairman of the board.

During the year ended September 30, 2025, the Company paid $20,000 (2024 - $20,000) in directors fees to a director (Rubsun Ho). At September 30, 2025, there is $nil (2024 - $nil) of accounts payable to this related party.

During the year ended September 30, 2025, the Company paid $21,100 (2024 - $nil) in directors fees to a director (Ungad Chadda). At September 30, 2025, there is $nil (2024 - $nil) of accounts payable to this related party.

During the year ended September 30, 2025, the Company paid $4,300 (2024 - $nil) in directors fees to a director (Jose Manuel Calderon). At September 30, 2025, there is $4,300 (2024 - $nil) of accounts payable to this related party.

During the year ended September 30, 2025, the Company paid $42,500 (2024 - $87,100) for consulting services provided by a director and CIO (Mohammed Adham) until resigning on January 30, 2025. At September 30, 2025, there is $nil (2024 - $nil) of accounts payable to this related party.

During the year ended September 30, 2025, the Company paid $509,600 (2024 - $115,540) for consulting and director services provided by the former CEO (Leah Wald). At September 30, 2025, there is $nil (2024 - $1,209) of accounts payable to this related party.

During the year ended September 30, 2025, the Company paid $323,200 (2024 - $96,800) for consulting services provided by the CFO (Doug Harris). At September 30, 2025, there is $nil (2024 - $nil) of accounts payable to this related party.

During the year ended September 30, 2025, the paid $183,000 (2024 - $nil) for consulting services provided by the CTO (Max Kaplan). At September 30, 2025, there is $87,316 (2024 - $nil) of accounts payable to this related party. This individual was founder of OrangeFin Ventures, see Intangible Assets (notes 7 and 11) for information on this acquisition.

During the year ended September 30, 2025, the Company paid $82,800 (2024 - $72,000) for consulting services provided by the Chief Economist (Jon Matonis). At September 30, 2025, there is $nil (2024 - $nil) of accounts payable to this related party.

During the year ended September 30, 2025, the Company paid $205,600 (2024 - $nil) in consulting services to the Chief Operating Officer (Andrew McDonald). At September 30, 2025, there is $nil (2024 - $nil) of accounts payable to this related party.

During the year ended September 30, 2025, $115,488 (2024 - $104,160) was charged for legal services by a firm (Irwin Lowy LLP) where the staff member is the corporate secretary of the Company. At September 30, 2025, there is $nil of accounts payable to this related party (2024 - $44,050).

Key Management Compensation

Key management includes the related parties noted above. The compensation paid to key management is shown below:

Years ending September 30,	2025	2024
Salaries and management consulting fees	$1,362,000	$472,540
Director fees	57,400	30,000
Stock-based compensation	3,111,156	1,320,919
	$4,528,333	$1,823,459

At September 30, 2025, included in accounts payable and accrued liabilities is $91,616 (2024 - $55,156) owed to related parties.